Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024 [1]	Sep. 30, 2024 [1]	Sep. 30, 2023 [1]
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	40,000,000
Common stock, shares issued	5,013,863	4,930,531	2,098,999	1,259,333
Common stock, shares outstanding	5,013,863	4,930,531	2,098,999	1,259,333

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.